Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2035 Portfolio℠
March 31, 2026
VIPIFF2035-NPRT1-0526
1.9909101.102
Bond Funds - 30.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	174,745	1,598,918
Fidelity International Bond Index Fund (a)	33,875	309,954
Fidelity Long-Term Treasury Bond Index Fund (a)	284,557	2,617,922
VIP High Income Portfolio - Investor Class (a)	90,410	437,583
VIP Investment Grade Bond II Portfolio - Investor Class (a)	663,201	6,280,515
TOTAL BOND FUNDS (Cost $11,325,526)		11,244,892

Domestic Equity Funds - 37.4%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	1,517	178,621
VIP Contrafund Portfolio - Investor Class (a)	43,235	2,394,344
VIP Equity Income Portfolio - Investor Class (a)	63,856	1,904,839
VIP Growth & Income Portfolio - Investor Class (a)	81,101	2,636,609
VIP Growth Portfolio - Investor Class (a)	43,713	3,990,090
VIP Mid Cap Portfolio - Investor Class (a)	15,822	610,411
VIP Value Portfolio - Investor Class (a)	67,925	1,343,562
VIP Value Strategies Portfolio - Investor Class (a)	39,931	668,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,407,600)		13,726,520

International Equity Funds - 31.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	224,498	3,621,158
VIP Overseas Portfolio - Investor Class (a)	305,307	8,011,266
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,794,178)		11,632,424

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $129,774)	3.44	129,774	129,774

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $35,657,078)	36,733,610
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	36,733,610

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	184,986	15,287	49,855	-	3,961	24,242	178,621	1,517
Fidelity Inflation-Protected Bond Index Fund	1,593,190	163,670	163,274	-	(595)	5,927	1,598,918	174,745
Fidelity International Bond Index Fund	214,136	114,997	17,693	-	(84)	(1,402)	309,954	33,875
Fidelity Long-Term Treasury Bond Index Fund	2,956,042	152,811	470,148	27,920	(5,982)	(14,801)	2,617,922	284,557
VIP Contrafund Portfolio - Investor Class	2,430,355	242,029	119,887	27,028	(4,720)	(153,433)	2,394,344	43,235
VIP Emerging Markets Portfolio - Investor Class	3,420,848	400,708	298,826	60,241	20,377	78,051	3,621,158	224,498
VIP Equity Income Portfolio - Investor Class	1,971,074	86,312	204,762	17,703	8,940	43,275	1,904,839	63,856
VIP Government Money Market Portfolio - Investor Class	512,822	12,489	395,537	2,556	-	-	129,774	129,774
VIP Growth & Income Portfolio - Investor Class	2,705,311	165,214	189,751	33,438	51	(44,216)	2,636,609	81,101
VIP Growth Portfolio - Investor Class	4,032,176	376,147	197,155	-	(7,872)	(213,206)	3,990,090	43,713
VIP High Income Portfolio - Investor Class	455,489	31,981	49,999	-	(1,408)	1,520	437,583	90,410
VIP Investment Grade Bond II Portfolio - Investor Class	6,496,165	489,605	707,983	2,158	(9,184)	11,912	6,280,515	663,201
VIP Mid Cap Portfolio - Investor Class	618,400	41,784	77,957	4,732	2,686	25,498	610,411	15,822
VIP Overseas Portfolio - Investor Class	7,803,848	1,048,354	511,719	121,779	10,057	(339,274)	8,011,266	305,307
VIP Value Portfolio - Investor Class	1,376,304	74,379	151,450	15,532	3,772	40,557	1,343,562	67,925
VIP Value Strategies Portfolio - Investor Class	682,144	33,264	93,761	-	4,219	42,178	668,044	39,931
	37,453,290	3,449,031	3,699,757	313,087	24,218	(493,172)	36,733,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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